/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending  July 31, 1999

MFS Government Markets Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
7/15/99     Shares of        50,000           6.1875           7.11      Merrill
            Beneficial                                                   Lynch
            Interest
7/19/99     Shares of        50,000           6.1875           7.12      Merrill
            Beneficial                                                   Lynch
            Interest
7/20/99     Shares of        50,000           6.1875           7.13      Merrill
            Beneficial                                                   Lynch
            Interest
7/21/99     Shares of        50,000           6.1875           7.14      Merrill
            Beneficial                                                   Lynch
            Interest
7/26/99     Shares of        25,000           6.125            7.08      Merrill
            Beneficial                                                   Lynch
            Interest
7/28/99     Shares of        20,000           6.125            7.09      Merrill
            Beneficial                                                   Lynch
            Interest
7/29/99     Shares of        100,000          6.1875           7.07      Merrill
            Beneficial                                                   Lynch
            Interest
7/30/99     Shares of        25,000           6.1875           7.06      Merrill
            Beneficial                                                   Lynch
            Interest








Total Shares Repurchased:  370,000
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer